Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

Million US dollar	2022	2021 1	2020 1
Current year	(2 785)	(2 857)	(2 082)
(Underprovided)/overprovided in prior years	157	159	119

Current tax expense	(2 628)	(2 698)	(1 963)

Origination and reversal of temporary differences	829	632	355
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(128)	(284)	(324)

Deferred tax (expense)/income	701	348	31

Total income tax expense in the income statement	(1 928)	(2 350)	(1 932)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the aggregated weighted n omi
nal tax rate can be summarized as follows:

Million US dollar	2022	2021¹	2020¹
Profit/(loss) before tax	9 524	8 463	2 080
Deduct share of results of associates	299	248	156
Deduct exceptional share of results of associates	(1 143)	—	—

Profit before tax and before share of results of associates	10 369	8 215	1 924

Adjustments to the tax basis
Government incentives	(713)	(543)	(428)
Non-deductible/(non-taxable) mark-to-market on derivatives	(606)	48	2 219
Non-deductible impairment of goodwill	—	—	2 500
Other expenses not deductible for tax purposes	1 590	1 979	1 512
Other non-taxable income	(576)	(476)	(250)

Adjusted tax basis	10 065	9 223	7 477

Aggregate weighted nominal tax rate	26.7%	26.7%	27.7%

Tax at aggregated nominal tax rate	(2 691)	(2 463)	(2 069)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(128)	(284)	(324)
(Underprovided)/overprovided in prior years	157	159	119
Deductions from interest on equity	790	469	431
Deductions from goodwill and other tax deductions	473	226	234
Change in tax rate	48	(147)	61
Withholding taxes	(436)	(485)	(423)
Other tax adjustments	(140)	175	39

Total tax expense	(1 928)	(2 350)	(1 932)

Effective tax rate	18.6%	28.6%	100.4%

1	Amended to conform to 2022 prese ntatio n.

Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income
Income taxes were directly recognized in other comprehensive income as follows:

Million US dollar	2022	2021	2020
Re-measurements of post-employment benefits	(126)	(123)	58
Exchange differences, cash flow and net investment hedges	(51)	(45)	304

Income tax (losses)/gains	(177)	(167)	361